Income Taxes - Income Tax Reconciliation (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Provision for income taxes at Hong Kong profits tax rates	$ (3,603)	$ 1,174	$ 926
Tax interests and penalties	11,290	0	0
Effect of income not chargeable for tax purpose	0	(154)	(32)
Effect of expenses not deductible for tax purpose	0	0	0
Change in valuation allowance	71	27	13
Provision for income tax	$ 7,758	$ 1,047	$ 907